Revenue - Additional Information (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Amount of revenue arising from the sale of subscription packages	¥ 2,521	¥ 1,508